Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ (10,030)	$ (12,400)	$ (10,000)
Additions based on tax positions taken during a prior period	(3,245)
Reductions related to settlement of tax matters	1,066
Reductions related to a lapse of applicable statute of limitations	0
Ending balance	$ (12,209)	$ (12,400)	$ (10,000)